8K Cover Page 8K Cover Page	Oct. 27, 2021
8K Cover Page [Abstract]
Document Type	8-K
Document Period End Date	Oct. 27, 2021
Entity File Number	1-442
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	91-0425694
Entity Address, Address Line One	100 N. Riverside Plaza,
Entity Address, City or Town	Chicago,
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606-1596
City Area Code	(312)
Local Phone Number	544-2000
Title of 12(b) Security	Common Stock, $5.00 Par Value
Trading Symbol	BA
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Registrant Name	BOEING CO
Amendment Flag	false
Entity Central Index Key	0000012927